LONG-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Feb. 01, 2021 CNY (¥) shares	Feb. 01, 2021 HKD ($) shares	Jul. 31, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	May 31, 2019 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	May 31, 2019 CNY (¥)	May 31, 2019 USD ($)
Equity method securities with readily determinable fair value,fair value						¥ 189,885	¥ 153,326
Total investment cost						5,000
Other Operating Income (Expense) [Member] | Enlarged A Group [Member]
Gain loss on disposal of equity investments with no readily determinable fair value						¥ 110,500
Non controlling interest ownership percentage						2.26%
Finance Income Expense [Member] | Enlarged A Group [Member]
Equity securities without readily determinable fair value upward price adjustment annual amount			¥ 6,475	¥ 79,541
Equity Securities With Readily Determinable Fair Value [Member]
Total investment cost						¥ 60,000
Hongkong Listed Company GXG [Member]
Equity securities with readily determinable fair value cost								¥ 89,517	$ 13
Unrealised gain/(loss) on equity securities with readily determinable fair value						(34,801)	19,851
Equity method securities with readily determinable fair value,fair value						¥ 189,885	¥ 153,326
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Number of shares invested during the period | shares					22,740,000
Payment to acquire equity securities with readily determinable fair values | $					$ 13
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member] | Tencent Zero even Zero Zero HK [Member]
Number of shares invested during the period | shares	106,600	106,600
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member] | Meituan Three Six Nine Zero HK [Member]
Number of shares invested during the period | shares	55,000	55,000
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member] | Tencent And Meituan [Member]
Payment to acquire equity securities with readily determinable fair values	¥ 65,065	$ 77.3